LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease cost	$ 1,408	$ 1,385	$ 1,436
Variable lease cost	15	44	97
Short-term lease cost	75	91	94
Total	$ 1,498	$ 1,520	$ 1,627